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THORNBURG INVESTMENT TRUST SUPPLEMENT
Dated November 1, 2021

to the

THORNBURG FUNDS PROSPECTUS (THE “RETAIL PROSPECTUS”)
applicable to Class A, C, C2, D and I shares
dated February 1, 2021, as supplemented May 21, August 19 and October 20, 2021,

and to the

THORNBURG FUNDS RETIREMENT PLAN SHARES PROSPECTUS (THE “RETIREMENT PROSPECTUS”)
applicable to Class R3, R4, R5 and R6 shares
dated February 1, 2021, as supplemented August 19, 2021

CHANGES TO THORNBURG INTERNATIONAL GROWTH FUND

Effective November 1, 2021, Greg Dunn will conclude his service as co-portfolio manager of Thornburg International Growth Fund (the “Fund”) and all references to Mr. Dunn in the Retail and Retirement Prospectuses are hereby deleted.

Sean Sun continues to serve as the portfolio manager of the Fund. In addition, Nicholas Anderson and Emily Leveille have been named co-portfolio managers of the Fund effective November 1, 2021. Accordingly, effective November 1, 2021, the following changes are made to the Retail and Retirement Prospectuses:

The disclosure for the Fund under the sub-caption “Portfolio Manager” appearing under the caption “Management” on page 85 of the Retail Prospectus and page 42 of the Retirement Prospectus is hereby deleted and replaced with the following disclosure:

Portfolio Managers:

Nicholas Anderson, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2021.

Emily Leveille, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2021.

Sean Sun, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2017.

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The information regarding the Fund contained in the tables on page 130 of the Retail Prospectus and on page 72 of the Retirement Prospectus under the sub-caption “Fund Portfolio Managers” appearing under the caption “Organization and Management of the Funds” is revised as follows:

FUND NAME	PORTFOLIO MANAGER(S)
International Growth Fund	Nicholas Anderson Emily Leveille Sean Sun

The following paragraph is inserted before the biographical information for David Ashley appearing on page 130 of the Retail Prospectus and before the biographical information for Jason Brady appearing on page 72 of the Retirement Prospectus:

Nicholas Anderson, CFA, a managing director of Thornburg, has been a portfolio manager of the International Growth Fund since 2021. Mr. Anderson joined Thornburg in 2016 as an equity research analyst, was promoted to senior equity research analyst in 2020, associate portfolio manager in 2021 and portfolio manager in 2021, and was named a managing director in 2021. Prior to joining Thornburg, Mr. Anderson worked for Prudential plc and Eastspring Investments in Hong Kong, Vietnam, and Singapore. Mr. Anderson holds an MBA with honors from the University of Chicago Booth School of Business and a BA with honors from the University of North Carolina at Chapel Hill.

The following paragraph is inserted after the biographical information for Eve Lando appearing on page 132 of the Retail Prospectus and after the biographical information for Steven Klopukh appearing on page 73 of the Retirement Prospectus:

Emily Leveille, CFA, a managing director of Thornburg, has been a portfolio manager of the International Growth Fund since 2021. Ms. Leveille joined Thornburg in 2021 as a senior equity research analyst, was promoted to portfolio manager in 2021 and was named a managing director in 2021. Prior to joining Thornburg, Ms. Leveille was with Nordea Asset Management in Copenhagen, Denmark, where she was a portfolio manager for emerging market growth strategies after initially joining as an analyst responsible for investments in Latin America. Before Nordea, Emily was an analyst with Ashmore Group (Emerging Markets Management) in Washington, DC, and she also worked as a consultant advising multinational corporations in Latin America. Emily holds a BA in politics from New York University.

CHANGES TO APPENDIX A

Effective November 1, 2021, the following information replaces the tenth bullet under the “Front-End Sales Load Waivers on Class A Shares Available at Merrill Lynch” sub-section relating to Merrill Lynch in the “Appendix A - Sales Charge Waivers Offered by Financial Intermediaries” section on page 199 of the Retail Prospectus:

•Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this Prospectus

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

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THORNBURG INVESTMENT TRUST SUPPLEMENT
Dated November 1, 2021

to the

THORNBURG FUNDS STATEMENT OF ADDITIONAL INFORMATION (THE “RETAIL SAI”)
applicable to Class A, C, C2, D and I shares
dated February 1, 2021, as supplemented May 21 and August 19, 2021,

and to the

THORNBURG FUNDS RETIREMENT PLAN SHARES STATEMENT OF ADDITIONAL INFORMATION (THE “RETIREMENT SAI”)
applicable to Class R3, R4, R5 and R6 shares
dated February 1, 2021, as supplemented May 21 and August 19, 2021

CHANGES TO THORNBURG INTERNATIONAL GROWTH FUND

Effective November 1, 2021, Greg Dunn will conclude his service as co-portfolio manager of Thornburg International Growth Fund (the “Fund”) and all references to Mr. Dunn in the Retail and Retirement SAIs are hereby deleted.

Sean Sun continues to serve as the portfolio manager of the Fund. In addition, Nicholas Anderson and Emily Leveille have been named co-portfolio managers of the Fund effective November 1, 2021. Accordingly, effective November 1, 2021, the following changes are made to the Retail and Retirement SAIs:

The following disclosure is inserted before the disclosure relating to David Ashley on page 63 of the Retail SAI and before the disclosure relating to Jason Brady on page 50 of the Retirement SAI under the sub-caption “Accounts Managed By Portfolio Managers” appearing under the caption “Information About Portfolio Managers”:

Nick Anderson*

Type of Account	Number of Accounts Managed	Total Assets Managed
Registered Investment Companies:	1	$1,928,405,241
Other Pooled Investment Vehicles:	0	$0
Other Accounts:	242	$63,864,951

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The following disclosure is inserted after the disclosure relating to Eve Lando on page 64 of the Retail SAI and after the disclosure relating to Steven Klopukh on page 51 of the Retirement SAI under the sub-caption “Accounts Managed By Portfolio Managers” appearing under the caption “Information About Portfolio Managers”:

Emily Leveille*

Type of Account	Number of Accounts Managed	Total Assets Managed
Registered Investment Companies:	1	$1,928,405,241
Other Pooled Investment Vehicles:	0	$0
Other Accounts:	242	$63,864,951

The following disclosure is added to the end of the footnotes on page 65 of the Retail SAI and on page 52 of the Retirement SAI under the sub-caption “Accounts Managed By Portfolio Managers” appearing under the caption “Information About Portfolio Managers”:

*Mr. Anderson and Ms. Leveille became portfolio managers of the International Growth Fund on November 1, 2021, and management of that Fund is included in the number of accounts; however, total assets for the number of accounts shown are as of September 30, 2021.

The following disclosure is inserted before the disclosure relating to David Ashley on page 66 of the Retail SAI and before the disclosure relating to Jason Brady on page 53 of the Retirement SAI under the sub-caption “Portfolio Managers’ Ownership of Shares in the Funds” appearing under the caption “Information About Portfolio Managers”:

Nick Anderson (as of September 30, 2021)

International Growth Fund	$100,001–$500,000

The following disclosure is inserted after the disclosure relating to Eve Lando on page 67 of the Retail SAI and after the disclosure relating to Steven Klopukh on page 53 of the Retirement SAI under the sub-caption “Portfolio Managers’ Ownership of Shares in the Funds” appearing under the caption “Information About Portfolio Managers”:

Emily Leveille (as of September 30, 2021)

International Growth Fund	None

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

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